Collateral for crude oil exploration concession agreements (Detail) - Exploration and evaluation assets [member] $ in Millions	Dec. 31, 2019 USD ($)
Disclosure Of Collateral [line items]
Collateral for crude oil exploration concession agreements, amount	$ 2,801
Collateral for crude oil exploration concession agreements, amount still in force	2,042
Crude Oil Reserves [member]
Disclosure Of Collateral [line items]
Amount pledged on collateral	1,639
Bank Guarantees [member]
Disclosure Of Collateral [line items]
Amount pledged on collateral	$ 403